Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Australian tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Tax at the rate	25.00%	25.00%	25.00%
US tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Tax at the rate	27.50%	27.50%	27.50%